Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Schedule of intangible assets
	Useful life	September 30, 2022	December 31, 2021

Other intangible assets	3 - 5 years	843,104	843,703
Less: accumulated amortization		(831,245)	(812,199)
		$11,859	$31,504

	Useful life	December 31, 2021	December 31, 2020

Apps and virtual technology	3 - 5 years	$843,703	$844,246
Goodwill	infinite	-	27,323
Less: accumulated amortization		(812,199)	(714,832)

		$31,504	$156,737

Schedule of amortization of intangible assets attributable to future periods
Year ending September 30:	Amount
2022	11,859
2023	-
$11,859

Year ending December 31:	Amount
2022	$24,043
2023	7,461
$31,504